Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	GREENSPRING FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000711322
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Greenspring Fund (Prospectus Summary) | Greenspring Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRSPX

Greenspring Fund (Prospectus Summary) | Greenspring Fund
Summary Section
Investment Objectives.
The Fund's primary investment objective is long-term capital appreciation through a total return approach to investing.

Income is an important, but secondary, objective.

Fund Fees and Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Greenspring Fund Retail
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Greenspring Fund Retail
Management Fees		0.71%
Other Expenses		0.24%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.98%
[1]	Total Annual Fund Operating Expenses for the Fund will not correlate to the Ratio of Expenses to Average Net Assets shown in the Fund's most recent Annual Report and in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. It assumes that:
· You invest  $10,000 in the Fund for the periods indicated;
· You redeem in full at the end of each of the periods indicated;
· Your investment has a 5% return each year; and
· The Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Greenspring Fund Retail	100	312	542	1,201

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxable distributions on Fund shares that are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59.99% of the average value of its portfolio.

Principal Investment Strategies.
The Fund invests in stocks its investment adviser believes are undervalued at the time of purchase and fixed income investments, including corporate, convertible, and high yield bonds (sometimes referred to as below investment grade bonds or "junk bonds"), that have the potential to provide both capital appreciation and income. The Fund invests primarily in securities of U.S.
issuers, but may invest in securities of foreign issuers. The Fund may invest in companies of any market capitalization that its investment adviser believes are undervalued relative to the company's peers or the securities market in general and provide an attractive risk/reward value. The investment adviser utilizes a bottom up approach whereby it researches individual companies regardless of the industry. As a result, the size of the Fund's cash reserves may reflect the Fund's ability to find securities that meet its investment strategies rather than the market outlook. The Fund may also invest in companies in the process of financial restructurings or liquidations. The
Fund's investment style is typically referred to as a "value" investing approach.

Principal Investment Risks.
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of the Fund are:

·  There is a risk that you could lose all or a portion of your investment in the
   Fund.

·  Although the Fund invests in companies it considers undervalued relative to their peers or the general stock market, there is a risk that the value of these securities may decline or may not reach what the investment adviser believes are their full value.

·  Common stocks generally fluctuate in value more than bonds, and may decline in value over short or over extended periods.

·  The Fund may invest in small and medium capitalization securities that tend to be more volatile and less liquid than large capitalization securities, which can negatively affect the Fund's ability to purchase or sell these securities.

·  Interest rate risk is the chance that interest rates may rise, causing bond prices to fall.

·  Credit risk is the risk that an issuer will not make timely payments of principal and interest.

·  High yield bonds involve greater credit risk and are more sensitive to economic conditions and individual corporate developments than those of higher-rated securities, which may adversely affect their value.

 · Convertible securities are influenced by changes in interest rates, with investment value declining as interest rates rise and increasing as interest rates decline. The credit standing of the issuer and other factors affecting the value of the underlying stock also may have an effect on the convertible security's investment value.

Performance.
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, such as the Russell 3000® Index, as well as a more narrowly based index, such as the Lipper Flexible Portfolio
Index, which includes funds that allocate assets across various asset classes with a focus on total return. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.greenspringfund.com or by calling the Fund toll-free at (800) 366-3863.

Calendar Year Total Returns as of December 31

Best and Worst Performing Quarters
During the Last 10 Years

         Quarter/Year    Total Return
Best  December 31, 2003     12.76%
Worst September 30, 2002   -13.46%

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Greenspring Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Retail	Return Before Taxes	10.63%	5.99%	7.75%	10.18%	Jul 1, 1983
Retail After Taxes on Distributions	Return After Taxes on Distributions	9.43%	4.93%	6.41%	7.77%	Jul 1, 1983
Retail After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.10%	4.61%	5.98%	7.52%	Jul 1, 1983
Russell 3000 Index	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.16%	10.10%	Jul 1, 1983
Lipper Flexible Portfolio Index	Lipper Flexible Portfolio Index (reflects no deduction for fees, expenses, or taxes)	12.91%	4.75%	3.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Greenspring Fund (Prospectus Summary) | Greenspring Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's primary investment objective is long-term capital appreciation through a total return approach to investing.

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
Income is an important, but secondary, objective.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxable distributions on Fund shares that are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59.99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.99%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. It assumes that:
· You invest  $10,000 in the Fund for the periods indicated;
· You redeem in full at the end of each of the periods indicated;
· Your investment has a 5% return each year; and
· The Fund's operating expenses remain the same each year.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in stocks its investment adviser believes are undervalued at the time of purchase and fixed income investments, including corporate, convertible, and high yield bonds (sometimes referred to as below investment grade bonds or "junk bonds"), that have the potential to provide both capital appreciation and income. The Fund invests primarily in securities of U.S.
issuers, but may invest in securities of foreign issuers. The Fund may invest in companies of any market capitalization that its investment adviser believes are undervalued relative to the company's peers or the securities market in general and provide an attractive risk/reward value. The investment adviser utilizes a bottom up approach whereby it researches individual companies regardless of the industry. As a result, the size of the Fund's cash reserves may reflect the Fund's ability to find securities that meet its investment strategies rather than the market outlook. The Fund may also invest in companies in the process of financial restructurings or liquidations. The
Fund's investment style is typically referred to as a "value" investing approach.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of the Fund are:

·  There is a risk that you could lose all or a portion of your investment in the
   Fund.

·  Although the Fund invests in companies it considers undervalued relative to their peers or the general stock market, there is a risk that the value of these securities may decline or may not reach what the investment adviser believes are their full value.

·  Common stocks generally fluctuate in value more than bonds, and may decline in value over short or over extended periods.

·  The Fund may invest in small and medium capitalization securities that tend to be more volatile and less liquid than large capitalization securities, which can negatively affect the Fund's ability to purchase or sell these securities.

·  Interest rate risk is the chance that interest rates may rise, causing bond prices to fall.

·  Credit risk is the risk that an issuer will not make timely payments of principal and interest.

·  High yield bonds involve greater credit risk and are more sensitive to economic conditions and individual corporate developments than those of higher-rated securities, which may adversely affect their value.

 · Convertible securities are influenced by changes in interest rates, with investment value declining as interest rates rise and increasing as interest rates decline. The credit standing of the issuer and other factors affecting the value of the underlying stock also may have an effect on the convertible security's investment value.

Risk, Lose Money	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, such as the Russell 3000® Index, as well as a more narrowly based index, such as the Lipper Flexible Portfolio
Index, which includes funds that allocate assets across various asset classes with a focus on total return. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.greenspringfund.com or by calling the Fund toll-free at (800) 366-3863.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, such as the Russell 3000® Index, as well as a more narrowly based index, such as the Lipper Flexible Portfolio Index, which includes funds that allocate assets across various asset classes with a focus on total return.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 366-3863
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.greenspringfund.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best and Worst Performing Quarters
During the Last 10 Years

         Quarter/Year    Total Return
Best  December 31, 2003     12.76%
Worst September 30, 2002   -13.46%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Greenspring Fund (Prospectus Summary) | Greenspring Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.46%)
Greenspring Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1983
Greenspring Fund | Lipper Flexible Portfolio Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Flexible Portfolio Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Greenspring Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.71%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2001	rr_AnnualReturn2001	10.23%
Annual Return 2002	rr_AnnualReturn2002	(5.99%)
Annual Return 2003	rr_AnnualReturn2003	31.34%
Annual Return 2004	rr_AnnualReturn2004	8.69%
Annual Return 2005	rr_AnnualReturn2005	6.57%
Annual Return 2006	rr_AnnualReturn2006	12.29%
Annual Return 2007	rr_AnnualReturn2007	5.32%
Annual Return 2008	rr_AnnualReturn2008	(11.72%)
Annual Return 2009	rr_AnnualReturn2009	15.83%
Annual Return 2010	rr_AnnualReturn2010	10.63%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1983
Greenspring Fund | Retail | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1983
Greenspring Fund | Retail | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1983

[1]	Total Annual Fund Operating Expenses for the Fund will not correlate to the Ratio of Expenses to Average Net Assets shown in the Fund's most recent Annual Report and in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.